ING Partners, Inc.

ING T. Rowe Price Growth Equity Portfolio

(“Portfolio”)

Supplement dated July 13, 2007

to the Initial (“I”) Class Prospectus, Service (“S”) Class

and Adviser (“ADV”) Class Prospectus

each dated April 30, 2007

Effective May 1, 2007, Directed Services, LLC, the Portfolio’s investment adviser, has implemented a waiver to reduce the Portfolio’s management fee. The Prospectuses are hereby revised as follows:

I Class Prospectus

1.             The information relating to the Portfolio in the table entitled “I Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 49 of the Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Share holder Service Fees	Admin. Services Fee		Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)		Net Operating Expenses
ING T. Rowe Price Growth Equity	0.60%	—	0.15	%(3)	—	0.75%	(0.01	)(5)	0.74%

2.             Footnote (5) to the table entitled “I Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 50 of the Prospectus is deleted and replaced with the following:

(5)                                  DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING JPMorgan International Portfolio, ING Van Kampen Comstock Portfolio and T. Rowe Price Growth Equity Portfolio.  Based upon net assets as of December 31, 2006 (May 31, 2007 for T. Rowe Price Growth Equity Portfolio), the advisory fee waiver for these Portfolios would equal (0.02)%, (0.00)%, (0.02)% and (0.01)%, respectively.  This advisory fee will continue through at least May 1, 2008.  There is no guarantee that these waivers will continue after this date.  Each agreement will only renew if DSL elects to renew it.

3.             The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 51 of Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING T. Rowe Price Growth Equity(1)	$76	$239	$416	$929

S Class and ADV Class Prospectus

4.             The information relating to the Portfolio in the table entitled “S Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 51 of the Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Share holder Service Fees	Admin. Services Fee		Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)		Net Operating Expenses
ING T. Rowe Price Growth Equity	0.60%	0.25%	0.15	%(3)	—	1.00%	(0.01	)(5)	0.99%

5.             Footnote (5) to the table entitled “S Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 52 of the Prospectus is deleted and replaced with the following:

(5)                                  DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING JPMorgan International Portfolio, ING Van Kampen Comstock Portfolio and T. Rowe Price Growth Equity Portfolio.  Based upon net assets as of December 31, 2006 (May 31, 2007 for T. Rowe Price Growth Equity Portfolio), the advisory fee waiver for these Portfolios would equal (0.02)%, (0.00)%, (0.02)% and (0.01)%, respectively.  This advisory fee will continue through at least May 1, 2008.  There is no guarantee that these waivers will continue after this date.  Each agreement will only renew if DSL elects to renew it.

6.             The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 53 of the Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING T. Rowe Price Growth Equity(1)	$101	$317	$551	$1,224

7.             The information relating to the Portfolio in the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” beginning on page 54 of the Prospectus is deleted and replaced with the following:

Portfolio	Management Fee	Distribution (12b-1) and Share holder Service Fees	Admin. Services Fee		Other Expenses	Total Operating Expenses	Waivers, Reimbursements and Recoupments(2)		Net Operating Expenses
ING T. Rowe Price Growth Equity	0.60%	0.50%	0.15	%(3)	—	1.25%	(0.01	)(5)	1.24%

8.             Footnote (5) to the table entitled “ADV Class Shares – Annual Portfolio Operating Expenses” under the section entitled “Portfolio Fees and Expenses” on page 54 of the Prospectus is deleted and replaced with the following:

(5)                                  DSL has contractually agreed to waive a portion of the advisory fee for ING American Century Small-Mid Cap Value Portfolio, ING JPMorgan International Portfolio, ING Van Kampen Comstock Portfolio and T. Rowe Price Growth Equity Portfolio.  Based upon net assets as of December 31, 2006 (May 31, 2007 for T. Rowe Price Growth Equity Portfolio), the advisory fee waiver for these Portfolios would equal (0.02)%, (0.00)%, (0.02)% and (0.01)%, respectively.  This advisory fee will continue through at least May 1, 2008.  There is no guarantee that these waivers will continue after this date.  Each agreement will only renew if DSL elects to renew it.

9.             The information relating to the Portfolio in the table entitled “Examples” under the section entitled “Portfolio Fees and Expenses” on page 56 of the Prospectus is deleted and replaced with the following:

Portfolio	1 Year	3 Years	5 Years	10 Years
ING T. Rowe Price Growth Equity(1)	$126	$396	$685	$1,510

Effective October 1, 2007, Robert Bartolo will replace Robert W. Smith as Portfolio Manager of the Portfolio. The Prospectuses are hereby revised as follows:

I Class Prospectus

Paragraph four (4) of the section entitled “Sub-Advisors” on page 70 of the Prospectus is hereby deleted and replaced with the following:

ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee.  Robert Bartolo, as Chairman of the Committee, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing its investment program.  Mr. Bartolo has managed the Fund since October 1, 2007.  Mr. Bartolo joined T. Rowe Price in 2002 and is Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. and a portfolio manager and research analyst in the Equity Division.  Prior to joining T. Rowe Price, Mr. Bartolo was director of finance for MGM Mirage, Inc.

S Class and ADV Class Prospectus

Paragraph one (1) of the section entitled “Sub-Advisors” on page 75 of the Prospectus is hereby deleted and replaced with the following:

ING T. Rowe Price Growth Equity Portfolio is managed by an investment advisory committee.  Robert Bartolo, as Chairman of the Committee, has day-to-day responsibility for managing the Portfolio and works with the committee in developing and executing its investment program.  Mr. Bartolo has managed the Fund since October 1, 2007.  Mr. Bartolo joined T. Rowe Price in 2002 and is Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc. and a portfolio manager and research analyst in the

Equity Division.  Prior to joining T. Rowe Price, Mr. Bartolo was director of finance for MGM Mirage, Inc.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING PARTNERS, INC.

T. Rowe Price Growth Equity Portfolio (“Portfolio”)

Supplement dated July 13, 2007

to the Initial Class, Service Class and Adviser Class

Statement of Additional Information (“SAI”)

dated April 30, 2007

Effective May 1, 2007, Directed Services, LLC, the Portfolio’s investment adviser, has implemented a waiver to reduce the Portfolio’s sub-advisory fee.  The SAI is hereby revised as follows:

1.                                       The information relating to the Portfolio in the table under the section entitled “Advisory Fees” beginning on page 80 of the SAI is replaced with the following:

ING T. Rowe Price Growth Equity	0.60% of the Portfolio’s average daily net assets(1)

2.                                       Footnote (1) to the table under the sub-section entitled “Sub-Advisory Fees” in the section entitled “Sub-Adviser” on page 80 of the SAI is replaced with the following:

(1)                                  Pursuant to a waiver, DSL has agreed to lower the advisory fee for ING American Century Small-Mid Cap Value, ING JPMorgan International, ING Van Kampen Comstock and T. Rowe Price Growth Equity so that advisory fees payable to DSL will be waived in amounts equal to 50% of the savings to DSL resulting from the implementation of the sub-advisory fee reductions for the period from May 1, 2007 through May 1, 2008 for ING American Century Small-Mid Cap Value, ING Van Kampen Comstock and T. Rowe Price Growth Equity and from June 1, 2006 through May 1, 2008 for ING JPMorgan International.

3.                                       The information relating to the Portfolio in the table under the sub-section entitled “Sub-Advisory Fees” in the section entitled Sub-Adviser” on page 83 of the SAI is deleted and replaced with the following:

ING T. Rowe Price Growth Equity

0.40% of the first $250 million of the Portfolio’s average daily net assets;
0.375% of the next $250 million of the Portfolio’s average daily net assets;
0.35% of the Portfolio’s average daily net assets in excess of $500 million (5);
and When the average daily net assets are greater than or equal to $1 billion, the fee schedule resets to 0.35% of all assets of the Portfolio(8)

4.                                       Footnote (8) is added below the table under the sub-section entitled “Sub-Advisory Fees” in the section entitled “Sub-Adviser” on page 84 of the SAI as follows:

(8)                                  When the Portfolio’s average daily net assets are below $1 billion, the breakpoints will reset to the asset weighed value of 0.40% on the first $250 million, 0.3750% on the next $250 million, and 0.35% thereafter.

Effective October 1, 2007, Robert Bartolo will replace Robert W. Smith as Portfolio Manager.  The SAI is hereby revised as follows:

5.                                       The information regarding and contained in the table under “Other Accounts Managed” of the SAI at page 118 is replaced with:

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of March 31, 2007.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)	Number of Accounts*	Total Assets (in millions)
Robert Bartolo(1)	2	1,792.8	0	0	1	1,387.1

*  None of these accounts have an advisory fee based on the performance of the account.  The information provided above does not include the Portfolio for which T. Rowe Price serves as sub-adviser for ING.

6.                                       The information regarding and contained in the table under “Portfolio Manager Ownership of Securities” of the SAI at page 119 is replaced with:

The following table shows the dollar range of shares of the Portfolio owned by the portfolio manager as of March 31, 2007, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

Dollar Range of
Portfolio Manager	Fund Shares Owned

Robert Bartolo(1)	$0

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

2